Listing of companies in the Group - Subsidiary held by BW Confidence Enterprise Private Limited (Details)	Dec. 31, 2025	Dec. 31, 2024
BW Confidence Enterprise Private Limited | GBC LPG Private Limited
Listing of companies in the Group
Effective equity holding	50.00%	25.00%